INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Purchase cost of lands	$ 0	$ 758,704
Accumulated carrying costs	0	80,686
Inventory, gross	0	839,390
Less: inventory reserves	0	0
Inventory, net		$ 839,390